                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                     Omaha, NE              November 14, 2007
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 19
Form 13F Information Table Entry Total:            97
Form 13F Information Table Value Total:   $65,805,833
                                          (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      FORM 13F FILE
NO.   NUMBER          NAME
---   -------------   ----
 1.   28-5678         Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388        BH Columbia Inc.
 3.   28-719          Blue Chip Stamps
 4.   28-554          Buffett, Warren E.
 5.   28-1517         Columbia Insurance Co.
 6.   28-2226         Cornhusker Casualty Co.
 7.   28-06102        Cypress Insurance Company
 8.   28-11217        Fechheimer Brothers Company
 9.   28-             GEC Investment Managers
10.   28-852          GEICO Corp.
11.   28-101          Government Employees Ins. Corp.
12.   28-1066         National Fire & Marine
13.   28-718          National Indemnity Co.
14.   28-5006         National Liability & Fire Ins. Co.
15.   28-11222        Nebraska Furniture Mart
16.   28-717          OBH Inc.
17.   28-1357         Wesco Financial Corp.
18.   28-3091         Wesco Financial Ins. Co.
19.   28-3105         Wesco Holdings Midwest, Inc.

                            BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2007

                                                                      Column 6
                                                                     Investment
                                                                     Discretion                                    Column 8
                                        Column 4      Column 5  --------------------                           Voting Authority
               Column 2   Column 3       Market      Shares or         (b)     (c)         Column 7       --------------------------
Column 1       Title of     CUSIP         Value      Principal  (a)  Shared- Shared-         Other            (a)       (b)     (c)
Name of Issuer   Class     Number    (In Thousands)   Amount $  Sole Defined  Other        Managers           Sole    Shared   None
-------------- -------- ------------ -------------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
American
   Express Co. Com       025816 10 9    1,022,672    17,225,400         X            4, 2, 5, 16           17,225,400
                                          474,642     7,994,634         X            4, 12, 16              7,994,634
                                        7,139,592   120,255,879         X            4, 13, 16            120,255,879
                                          115,362     1,943,100         X            4, 3, 16, 17, 18, 19   1,943,100
                                           83,101     1,399,713         X            4, 15, 16              1,399,713
                                           49,861       839,832         X            4, 8, 16                 839,832
                                          115,899     1,952,142         X            4, 16                  1,952,142
American
   Standard
   Companies   Com       029712 10 6      390,480    10,962,400         X            4, 9, 10, 11, 13, 16  10,962,400
Ameriprise
   Financial,
   Inc.        Com       03076C 10 6       13,992       221,706         X            4, 12, 16                221,706
                                           24,526       388,620         X            4, 3, 16, 17, 18, 19     388,620
                                           17,667       279,942         X            4, 15, 16                279,942
                                           10,600       167,966         X            4, 8, 16                 167,966
                                           24,640       390,428         X            4, 16                    390,428
Anheuser Busch
   Cos. Inc.   Com       035229 10 3    1,777,804    35,563,200         X            4, 13, 16             35,563,200
Bank of
   America
   Corp.       Com       060505 10 4      457,457     9,100,000         X            4, 9, 10, 11, 13, 16   9,100,000
Burlington
   Northern
   Santa Fe    Com       12189T 10 4    4,300,468    52,981,000         X            4, 13, 16             52,981,000
Carmax Inc.    Com       143130 10 2      284,250    13,981,800         X            4, 9, 10, 11, 13, 16  13,981,800
Coca Cola      Com       191216 10 0       22,788       400,000         X            4, 16                    400,000
                                          102,068     1,776,000         X            4, 14, 16              1,776,000
                                          414,106     7,205,600         X            4, 3, 16, 17, 18, 19   7,205,600
                                        2,306,938    40,141,600         X            4, 2, 5, 16           40,141,600
                                        8,042,674   139,945,600         X            4, 13, 16            139,945,600
                                          525,230     9,139,200         X            4, 12, 16              9,139,200
                                           27,586       480,000         X            4, 15, 16                480,000
                                           52,413       912,000         X            4, 7, 16                 912,000
Comcast Corp   CLA SPL   20030N 20 0      287,519    12,000,000         X            4, 9, 10, 11, 13, 16  12,000,000
Comdisco
   Holding Co. Com       200334 10 0        1,815     1,217,795         X            4, 13, 16              1,217,795
                                              451       302,862         X            4, 2, 5, 16              302,862
                                               26        17,209         X            4, 12, 16                 17,209
ConocoPhillips Com       20825C 10 4    1,536,739    17,508,700         X            4, 13, 16             17,508,700
Costco
   Wholesale
   Corp.       Com       22160K 10 5      322,438     5,254,000         X            4, 13, 16              5,254,000
Dow Jones &
   Company,
   Inc.        Com       260561 10 5      378,785     6,344,804         X            4, 13, 16              6,344,804
Gannett Inc.   Com       364730 10 1      150,660     3,447,600         X            4, 13, 16              3,447,600
General
   Electric
   Co.         Com       369604 10 3      322,005     7,777,900         X            4                      7,777,900
                                      -----------
                                       30,797,254
                                      -----------

                            BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2007

                                                                      Column 6
                                                                     Investment
                                                                     Discretion                                    Column 8
                                        Column 4      Column 5  --------------------                           Voting Authority
               Column 2   Column 3       Market      Shares or         (b)     (c)         Column 7       --------------------------
Column 1       Title of     CUSIP         Value      Principal  (a)  Shared- Shared-         Other            (a)       (b)     (c)
Name of Issuer   Class     Number    (In Thousands)   Amount $  Sole Defined  Other        Managers           Sole    Shared   None
-------------- -------- ------------ -------------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
Home Depot
   Inc.        Com       437076 10 2      135,632     4,181,000         X            4, 9, 10, 11, 13, 16   4,181,000
Ingersoll-Rd
   Company
   LTD.        CLA       G4776G 10 1       34,643       636,600         X            4                        636,000
Iron Mountain
   Inc.        Com       462846 10 6      275,778     9,047,850         X            4, 9, 10, 11, 13, 16   9,047,850
Johnson &
   Johnson     Com       478160 10 4      321,766     4,897,500         X            4                      4,897,500
                                        1,383,530    21,058,300         X            4, 2, 5, 16           21,058,300
                                        1,733,570    26,386,148         X            4, 13, 16             26,386,148
                                           11,707       178,200         X            4, 3, 16, 17, 18, 19     178,200
                                          597,029     9,087,200         X            4, 12, 16              9,087,200
Lowes
   Companies
   Inc.        Com       548661 10 7      196,140     7,000,000         X            4, 9, 10, 11, 13, 16   7,000,000
M & T Bank
   Corporation Com       55261F 10 4      620,396     5,997,060         X            4, 13, 16              5,997,060
                                           56,484       546,000         X            4, 9, 10, 11, 13, 16     546,000
                                           17,142       165,700         X            4, 12, 16                165,700
Moody's        Com       615369 10 5    1,626,942    32,280,600         X            4, 13, 16             32,280,600
                                          792,258    15,719,400         X            4, 9, 10, 11, 13, 16  15,719,400
Nike Inc.      Com       654106 10 3      448,221     7,641,000         X            4, 9, 10, 11, 13, 16   7,641,000
Norfolk
   Southern
   Corp.       Com       655844 10 8      100,342     1,933,000         X            4, 2, 5, 16            1,933,000
Procter &
   Gamble Co.  Com       742718 10 9    4,114,890    58,500,000         X            4, 13, 16             58,500,000
                                        1,530,036    21,752,000         X            4, 2, 5, 16           21,752,000
                                          438,922     6,240,000         X            4, 12, 16              6,240,000
                                          503,248     7,154,500         X            4, 3, 16, 17, 18, 19   7,154,500
                                           54,865       780,000         X            4, 14, 16                780,000
                                          109,730     1,560,000         X            4, 7, 16               1,560,000
                                          385,850     5,485,500         X            4, 9, 10, 11, 13, 16   5,485,500
                                          307,737     4,375,000         X            4                      4,375,000
Sanofi Aventis ADR       80105N 10 5       20,722       488,500         X            4, 9, 10, 11, 13, 16     488,500
                                          107,021     2,522,885         X            4, 13, 16              2,522,885
                                            7,182       169,300         X            4, 12, 16                169,300
                                           14,847       350,000         X            4, 2, 5, 16              350,000
Sun Trusts
   Banks Inc.  Com       867914 10 3      177,416     2,344,600         X            4, 13, 16              2,344,600
                                           65,076       860,000         X            4, 2, 5, 16              860,000
Torchmark
   Corp.       Com       891027 10 4        4,833        77,551         X            1, 4, 13, 16              77,551
                                           28,027       449,728         X            4, 2, 5, 16              449,728
                                          103,258     1,656,900         X            4, 13, 16              1,656,900
                                           39,866       639,700         X            4, 12, 16                639,700
                                      -----------
                                       16,365,106
                                      -----------

                            BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2007

                                                                      Column 6
                                                                     Investment
                                                                     Discretion                                    Column 8
                                        Column 4      Column 5  --------------------                           Voting Authority
               Column 2   Column 3       Market      Shares or         (b)     (c)         Column 7       --------------------------
Column 1       Title of     CUSIP         Value      Principal  (a)  Shared- Shared-         Other            (a)       (b)     (c)
Name of Issuer   Class     Number    (In Thousands)   Amount $  Sole Defined  Other        Managers           Sole    Shared   None
-------------- -------- ------------ -------------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
US Bancorp     Com       902973 30 4      828,907    25,481,300         X            4, 2, 5, 16           25,481,300
                                          916,482    28,173,426         X            4, 13, 16             28,173,426
                                          328,878    10,110,000         X            4                     10,110,000
                                           56,134     1,725,600         X            4, 3, 16, 17, 18, 19   1,725,600
USG
   Corporation Com       903293 40 5      641,061    17,072,192         X            4, 13, 16             17,072,192
Union Pacific
   Corp.       Com       907818 10 8      503,456     4,453,000         X            4, 2, 5, 16            4,453,000
United Parcel
   Service
   Inc.        Com      911312 10 6      107,333     1,429,200         X            4                      1,429,200
United Health
   Group Inc.  Com       91324P 10 2      290,580     6,000,000         X            4, 9, 10, 11, 13, 16   6,000,000
Wabco Holdings
   Inc.        Com       929251 10 6      126,225     2,700,000         X            4, 9, 10, 11, 13, 16   2,700,000
Wal-Mart
   Stores,
   Inc.        Com       931142 10 3      829,276    18,998,300         X            4, 13, 16             18,998,300
                                           41,293       946,000         X            4, 9, 10, 11, 13, 16     946,000
Washington
   Post Co.    Cl B      939640 10 8      717,947       894,304         X            4, 13, 16                               894,304
                                          119,064       148,311         X            4, 5, 1, 6, 13, 16                      148,311
                                          520,347       648,165         X            4, 12, 16                               648,165
                                           29,692        36,985         X            4, 14, 16                                36,985
Wells Fargo &
   Co. Del     Com       949746 10 1    1,788,983    50,224,120         X            4, 2, 5, 16           50,224,120
                                          264,236     7,418,200         X            4, 3, 16, 17, 18, 19   7,418,200
                                        1,364,710    38,313,040         X            4, 12, 16             38,313,040
                                           99,309     2,788,000         X            4, 14, 16              2,788,000
                                          182,374     5,120,000         X            4, 16                  5,120,000
                                        4,580,607   128,596,488         X            4, 13, 16            128,596,488
                                           43,090     1,209,720         X            4, 15, 16              1,209,720
                                           60,554     1,700,000         X            4, 8, 16               1,700,000
                                           10,686       300,000         X            4, 7, 16                 300,000
                                          712,400    20,000,000         X            4, 9, 10, 11, 13, 16  20,000,000
                                          569,920    16,000,000         X            4, 1, 6, 13, 16       16,000,000
                                          284,960     8,000,000         X            4                      8,000,000
Wellpoint Inc. Com      949773V 10 7      355,140     4,500,000         X            4, 9, 10, 11, 13, 16   4,500,000
Wesco Finl
   Corp.       Com       950817 10 6    2,269,829     5,703,087         X            4, 3, 16               5,703,087
                                      -----------
                                       18,643,473
                                      -----------
GRAND TOTAL                           $65,805,833
                                      ===========